Intangible Assets - Schedule of Intangible Asset Future Amortization (Details) - USD ($) $ in Thousands	Sep. 24, 2022	Sep. 25, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Fiscal year 2023	$ 433
Fiscal year 2024	217
Fiscal year 2025	0
Intangibles, net	$ 650	$ 1,164